Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating revenues
Total operating revenues	$ 431,683	$ 336,442
Other operating gains (losses)	969	(6,670)
Operating expenses
Voyages expenses and commissions	188,176	183,500
Contingent rental income	(2,555)	(13,145)
Ship operating expenses	70,425	66,849
Charter hire expense	4,244	8,490
Administrative expenses	20,880	18,769
Depreciation	55,719	63,546
Total operating expenses	336,889	328,009
Net operating income	95,763	1,763
Other income (expenses)
Interest income	674	396
Interest expense	(46,685)	(45,712)
Share of results of associated company	842	0
Gain on sale of securities	0	1,026
Foreign currency exchange loss	(173)	(1,164)
Unrealized gain on marketable securities	302	491
Gain (loss) on derivatives	(9,682)	6,954
Other non-operating gain (loss)	92	94
Net other expenses	(54,630)	(37,915)
Net income (loss) before income taxes and non-controlling interest	41,133	(36,152)
Income tax expense	(17)	(73)
Net income (loss)	41,116	(36,225)
Net income attributable to non-controlling interest	(3)	(276)
Net income (loss) attributable to the Company	$ 41,113	$ (36,501)
Basic and diluted earnings (loss) per share attributable to the Company (USD per share)	$ 0.24	$ (0.21)
Time charter revenues
Operating revenues
Total operating revenues	$ 19,404	$ 15,452
Voyage charter revenues
Operating revenues
Total operating revenues	395,445	308,710
Finance lease interest income
Operating revenues
Total operating revenues	484	701
Other income
Operating revenues
Total operating revenues	$ 16,350	$ 11,579